Combined Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net revenue	$ 457,103	$ 284,372	$ 1,146,028	$ 770,619	$ 1,097,174	$ 937,553
Cost of revenue	329,159	224,145	834,398	616,785	872,887	744,858
Gross profit	127,944	60,227	311,630	153,834	224,287	192,695
Operating expenses:
Product development	12,902	9,454	36,285	28,353	37,547	31,990
Sales, general and administrative	65,321	39,811	175,877	115,992	163,033	138,915
Total operating expenses	78,223	49,265	212,162	144,345	200,580	170,905
Operating income	49,721	10,962	99,468	9,489	23,707	21,790
Other (expense) income:
Interest expense	(10,170)	(9,119)	(29,116)	(27,063)	(35,548)	(32,680)
Other (expense) income, net	23	(399)	(29)	(1,477)	(1,558)	183
Total other expense, net	(10,147)	(9,518)	(29,145)	(28,540)	(37,106)	(32,497)
Income (loss) before income taxes	39,574	1,444	70,323	(19,051)	(13,399)	(10,707)
Income tax (expense) benefit	(3,217)	75	(10,149)	4,645	5,005	(3,013)
Net income (loss)	$ 36,357	$ 1,519	$ 60,174	$ (14,406)	$ (8,394)	$ (13,720)
Net income (loss) per share
Basic	$ 0.43	$ 0.02	$ 0.71	$ (0.19)	$ (0.11)	$ (0.18)
Diluted	$ 0.40	$ 0.02	$ 0.69	$ (0.19)	$ (0.11)	$ (0.18)
Weighted-average shares used to compute net income (loss) per share
Basic	84,870,837	75,939,443	84,352,415	75,928,057	76,223,451	75,457,693
Diluted	90,083,949	77,883,754	87,498,519	75,928,057	76,223,451	75,457,693